Transactions with Related Parties - Consolidated Balance Sheets (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Liabilities:
Due to related parties	$ 5,256	$ 17,742
CSM – payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	3,151	16,638
Management fee payable to CSM (b)
Liabilities:
Due to related parties	55	1,104
Capital-Executive - payments on behalf of the Partnership (a)
Liabilities:
Due to related parties	1,745	0
Management fee payable to Capital-Executive (b)
Liabilities:
Due to related parties	$ 305	$ 0